Property And Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

5.    Property and Equipment.

Property and equipment, net consists of the following:

	March 31, 2012	December 31, 2011
Computer equipment	$26,791	$26,791
Furniture and equipment	49,450	44,469

	76,241	71,260
Less: Accumulated depreciation	(61,875)	(59,074)

Total property and equipment, net	$14,366	$12,186

Depreciation expense was $2,801 and $6,438, respectively, for the three month periods ended March 31, 2012 and 2011.

5.    Property and Equipment

Property and equipment, net consists of the following as of December 31:

	2011	2010
Computer equipment	$26,791	$32,376
Furniture and equipment	44,469	44,175
Leasehold improvements	—	80,176

	71,260	156,727
Less: Accumulated depreciation	(59,074)	(111,154)

Total property and equipment, net	$12,186	$45,573

Depreciation expense was $42,835, $25,741 and $30,227, respectively, for the years ended December 31, 2011, 2010 and 2009. During June 2011, in connection with the renewal of the corporate office lease, the Company entered into the first amendment to the lease. The amendment extends the original lease term for five years and relocates the Company into another space within the same building. Upon relocation of the corporate office, in November 2011 the Company wrote-off the asset value and related accumulated depreciation of leasehold improvements pertaining to the previous space, substantially all of which were fully depreciated at that time.